LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Lease [Abstract]
Disclosure of maturity analysis of lease liabilities
	December 31
	2024	2023
	USD thousands

Less than one year (0-1)	14,340	12,106
One to five years (1-5)	22,857	24,955

Total	37,197	37,061

Current maturities of lease liability	14,340	12,106

Long-term lease liability	22,857	24,955

Disclosure of composition of Right-of-use assets
3)	Right-of-use assets - Composition:

	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2023	7,753	10,520	18,273

Discontinuance of consolidation	(64)	-	(64)
Depreciation and amortization on right-of-use assets	(4,422)	(10,579)	(15,001)
Additions	7,871	14,969	22,840
Lease modifications	20		20
Disposals	(119)	(22)	(141)
Exchange rate differences	(12)	-	(12)

Balance as of December 31, 2023	11,027	14,888	25,915

Depreciation and amortization on right-of-use assets	(5,417)	(7,026)	(12,443)
Additions	7,257	6,910	14,167
Lease modifications	1,000	789	1,789
Disposals	(259)	(346)	(605)
Exchange rate differences	4	-	4

Balance as of December 31, 2024	13,612	15,215	28,827

Disclosure of amount recognized in statement of operation and statement of cash flows
4)	Amounts recognized in statement of operation:

	Year ended December 31
	2024	2023	2022
	USD thousands

Loss from measurement of net investment in a finance lease	(1,860)	(1,885)	(587)
Depreciation and amortization of right-of-use assets	(12,443)	(15,001)	(9,226)
Loss recognized in profit or loss	(10)	(119)	(74)

Total	(14,313)	(17,005)	(9,887)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2024	2023	2022
	USD thousands

Cash outflow for leases	(17,002)	(19,147)	(12,605)

Disclosure of movement in the net investment in the lease
	Offices
	Year ended December 31
	2024	2023
	USD thousands

Balance as of January 1,	5,985	4,849

Sublease receipts	(1,824)	(1,112)
Additions	-	2,248
Remeasurement of net investment in a finance lease	(1,488)	-

Balance as of December 31,	2,673	5,985

Disclosure of maturity analysis of net investment in finance leases
	Year ended December 31
	2024	2023
	USD thousands

Less than one year (0-1)	1,438	1,772
One to five years (1-5)	1,235	4,213

Total net investment in the lease as of December 31,	2,673	5,985

Disclosure of amounts recognized in statement of operation
	Offices
	Year ended December 31
	2024	2023	2022
	USD thousands

Loss from measurement of net investment in a finance subleases	(1,488)	-	-
Financing income on the net investment in the lease	208	221	199

Total	(1,280)	221	199